UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2006

[LOGO OF USAA]
   USAA(R)

                                       USAA INCOME Fund

                                                   [GRAPHIC OF USAA INCOME FUND]

    A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

SHAREHOLDER VOTING RESULTS                                                   17

FINANCIAL INFORMATION

    Distributions to Shareholders                                            18

    Report of Independent Registered Public Accounting Firm                  19

    Portfolio of Investments                                                 20

    Notes to Portfolio of Investments                                        35

    Financial Statements                                                     39

    Notes to Financial Statements                                            42

EXPENSE EXAMPLE                                                              55

ADVISORY AGREEMENTS                                                          57

DIRECTORS' AND OFFICERS' INFORMATION                                         63

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                    AS I WRITE THESE WORDS, INFLATION HAS TAKEN
[PHOTO OF CHRISTOPHER W. CLAUS]        CENTER STAGE. AND IT IS LIKELY TO STAY
                                   THERE - WITH A BRIGHT SPOTLIGHT ON IT - UNTIL
                                    INVESTORS ARE SURE THAT IT IS UNDER CONTROL.

                                                           "

                                                                     August 2006
--------------------------------------------------------------------------------

         As I write these words, inflation has taken center stage. And it is likely to stay there - with a bright spotlight on it - until investors are sure that it is under control.

         Since June 2004, the Federal Reserve Board (the Fed) has tried to manage inflation by raising short-term interest rates 17 consecutive times. But it cannot accurately predict how these past rate increases will affect future rates of inflation. So on August 8, the Fed "paused" in raising rates to let past increases work their way through the financial system.

         Economic growth has already moderated from its strong pace earlier this year, supporting the Fed's belief that the economy is cooling gradually. Inflationary trends, however, persist. Fed governors must try to strike the right balance if they are to give the economy "a soft landing," taming inflation without choking off growth and hurting corporate earnings.

         Regardless, companies can no longer rely on an expanding economy to help them maintain earnings. They must strive to increase productivity, cut expenses, or take profitable market share away from a competitor. The only other alternative is to raise prices - which would be inflationary.

         Some companies can and will grow. The challenge for investors is to find and buy those stocks before the rest of the market seizes

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the opportunity. In other words, it is a time for careful stock selection. At USAA Investment Management Company (IMCO), we have hired some of the finest money managers in the country, who work hard to make these decisions. They are seasoned equity professionals who at times have had success in up and down market cycles.

         In the bond market, long-term yields remain relatively low. The fixed-income market believes that to keep the economy from slowing too much, the Fed will eventually have to start lowering rates. If short-term rates do come down, bonds look attractive. In the interim, our fixed-income team has re-positioned your bond funds to take advantage of nearer-term opportunities. For investors who have been sitting tight in money market funds and short-term certificates of deposit (CDs), bonds with intermediate-term maturities may offer attractive values.

         Whatever happens in the months ahead, rest assured that all of us at IMCO will continue working in your best interests. Thank you for the opportunity to help you with your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]      MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                             USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended July 31, 2006, the USAA Income Fund had a total return of 1.50%. This compares to a return of 0.80% for the Lipper A Rated Bond Funds Index and 1.46% for the Lehman Brothers U.S. Aggregate Bond Index.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE PERIOD.

         Interest rates have been rising for the last year and are now a good bit higher than they were when former Federal Reserve Board (the Fed) Chairman Alan Greenspan made his famous "conundrum" statement which said, in essence, it was a conundrum that longer-term rates had not increased as the Fed raised short-term rates. At the time of Greenspan's statement (February 2005), the 10-year Treasury yield was 4.1%. It was not until April 2006 that the 10-year Treasury yield broke above 5%, and with only a few dips stayed above 5% until the end of July. Such rising interest rates mean a bear market for bond prices. However, the high income from the securities in the Fund offset the price erosion caused by rising interest rates. Although absolute returns were disappointing, the Fund did well compared to its peers.

         The Federal Open Market Committee raised rates at each of its meetings during the reporting year, bringing the benchmark short-term federal funds rate to 5.25%. Long-term rates, which remained stubbornly low in the first part of this Fed tightening cycle, also rose, peaking at 5.25% at the end of June.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       TREASURY YIELDS AND FED FUNDS RATE

                  [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

                 FEDERAL FUNDS       2-YEAR           10-YEAR          30-YEAR
                     RATE             YIELD            YIELD            YIELD
08/01/2005           3.25%            4.035%           4.312%           4.509%
08/02/2005           3.25             4.044            4.336            4.545
08/03/2005           3.25             4.011            4.294            4.501
08/04/2005           3.25             4.036            4.314            4.522
08/05/2005           3.25             4.103            4.388            4.583
08/08/2005           3.25             4.153            4.420            4.600
08/09/2005           3.50             4.112            4.390            4.573
08/10/2005           3.50             4.120            4.392            4.578
08/11/2005           3.50             4.070            4.322            4.515
08/12/2005           3.50             4.038            4.244            4.449
08/15/2005           3.50             4.063            4.283            4.481
08/16/2005           3.50             4.004            4.207            4.419
08/17/2005           3.50             4.046            4.269            4.476
08/18/2005           3.50             3.988            4.200            4.419
08/19/2005           3.50             4.022            4.207            4.420
08/22/2005           3.50             4.014            4.209            4.428
08/23/2005           3.50             3.980            4.180            4.399
08/24/2005           3.50             3.971            4.167            4.390
08/25/2005           3.50             4.004            4.157            4.366
08/26/2005           3.50             4.070            4.188            4.373
08/29/2005           3.50             4.053            4.169            4.360
08/30/2005           3.50             3.938            4.092            4.312
08/31/2005           3.50             3.815            4.016            4.255
09/01/2005           3.50             3.725            4.033            4.311
09/02/2005           3.50             3.756            4.038            4.297
09/05/2005           3.50             3.740            4.030            4.298
09/06/2005           3.50             3.805            4.097            4.359
09/07/2005           3.50             3.846            4.139            4.423
09/08/2005           3.50             3.871            4.147            4.433
09/09/2005           3.50             3.870            4.120            4.400
09/12/2005           3.50             3.912            4.172            4.448
09/13/2005           3.50             3.862            4.128            4.416
09/14/2005           3.50             3.878            4.166            4.449
09/15/2005           3.50             3.894            4.213            4.516
09/16/2005           3.50             3.978            4.273            4.566
09/19/2005           3.50             3.919            4.248            4.547
09/20/2005           3.75             3.978            4.244            4.525
09/21/2005           3.75             3.919            4.168            4.458
09/22/2005           3.75             3.944            4.181            4.463
09/23/2005           3.75             4.020            4.248            4.520
09/26/2005           3.75             4.054            4.293            4.560
09/27/2005           3.75             4.071            4.283            4.539
09/28/2005           3.75             4.080            4.255            4.504
09/29/2005           3.75             4.127            4.296            4.546
09/30/2005           3.75             4.169            4.326            4.568
10/03/2005           3.75             4.211            4.385            4.622
10/04/2005           3.75             4.211            4.369            4.602
10/05/2005           3.75             4.178            4.342            4.566
10/06/2005           3.75             4.195            4.389            4.613
10/07/2005           3.75             4.187            4.374            4.565
10/10/2005           3.75             4.187            4.358            4.568
10/11/2005           3.75             4.221            4.393            4.598
10/12/2005           3.75             4.230            4.441            4.661
10/13/2005           3.75             4.230            4.463            4.693
10/14/2005           3.75             4.256            4.481            4.703
10/17/2005           3.75             4.282            4.495            4.715
10/18/2005           3.75             4.248            4.471            4.694
10/19/2005           3.75             4.240            4.461            4.690
10/20/2005           3.75             4.223            4.431            4.663
10/21/2005           3.75             4.207            4.386            4.603
10/24/2005           3.75             4.250            4.446            4.662
10/25/2005           3.75             4.336            4.536            4.736
10/26/2005           3.75             4.370            4.585            4.794
10/27/2005           3.75             4.345            4.548            4.767
10/28/2005           3.75             4.386            4.567            4.773
10/31/2005           3.75             4.378            4.553            4.755
11/01/2005           4.00             4.403            4.565            4.760
11/02/2005           4.00             4.428            4.606            4.800
11/03/2005           4.00             4.461            4.649            4.845
11/04/2005           4.00             4.470            4.661            4.858
11/07/2005           4.00             4.454            4.624            4.816
11/08/2005           4.00             4.412            4.553            4.759
11/09/2005           4.00             4.488            4.641            4.839
11/10/2005           4.00             4.430            4.556            4.738
11/11/2005           4.00             4.430            4.567            4.742
11/14/2005           4.00             4.489            4.606            4.797
11/15/2005           4.00             4.464            4.559            4.749
11/16/2005           4.00             4.397            4.473            4.664
11/17/2005           4.00             4.371            4.459            4.650
11/18/2005           4.00             4.389            4.490            4.684
11/21/2005           4.00             4.372            4.461            4.660
11/22/2005           4.00             4.304            4.428            4.655
11/23/2005           4.00             4.347            4.488            4.702
11/24/2005           4.00             4.347            4.472            4.701
11/25/2005           4.00             4.353            4.429            4.659
11/28/2005           4.00             4.320            4.406            4.620
11/29/2005           4.00             4.394            4.476            4.692
11/30/2005           4.00             4.411            4.486            4.694
12/01/2005           4.00             4.436            4.515            4.716
12/02/2005           4.00             4.420            4.513            4.715
12/05/2005           4.00             4.470            4.571            4.762
12/06/2005           4.00             4.395            4.484            4.679
12/07/2005           4.00             4.404            4.511            4.714
12/08/2005           4.00             4.362            4.464            4.669
12/09/2005           4.00             4.404            4.525            4.728
12/12/2005           4.00             4.430            4.549            4.746
12/13/2005           4.25             4.405            4.521            4.725
12/14/2005           4.25             4.363            4.458            4.662
12/15/2005           4.25             4.354            4.462            4.673
12/16/2005           4.25             4.355            4.435            4.644
12/19/2005           4.25             4.372            4.441            4.640
12/20/2005           4.25             4.406            4.462            4.654
12/21/2005           4.25             4.440            4.490            4.676
12/22/2005           4.25             4.380            4.429            4.607
12/23/2005           4.25             4.372            4.382            4.546
12/26/2005           4.25             4.372            4.382            4.546
12/27/2005           4.25             4.347            4.339            4.505
12/28/2005           4.25             4.364            4.376            4.532
12/29/2005           4.25             4.364            4.356            4.514
12/30/2005           4.25             4.404            4.393            4.536
01/02/2006           4.25             4.404            4.393            4.536
01/03/2006           4.25             4.329            4.366            4.547
01/04/2006           4.25             4.304            4.344            4.538
01/05/2006           4.25             4.321            4.354            4.546
01/06/2006           4.25             4.354            4.375            4.562
01/09/2006           4.25             4.345            4.367            4.552
01/10/2006           4.25             4.395            4.426            4.612
01/11/2006           4.25             4.420            4.454            4.633
01/12/2006           4.25             4.378            4.405            4.585
01/13/2006           4.25             4.336            4.355            4.529
01/16/2006           4.25             4.330            4.355            4.529
01/17/2006           4.25             4.327            4.326            4.503
01/18/2006           4.25             4.327            4.334            4.512
01/19/2006           4.25             4.370            4.375            4.548
01/20/2006           4.25             4.352            4.351            4.522
01/23/2006           4.25             4.352            4.357            4.531
01/24/2006           4.25             4.386            4.392            4.573
01/25/2006           4.25             4.455            4.477            4.656
01/26/2006           4.25             4.486            4.519            4.695
01/27/2006           4.25             4.495            4.511            4.693
01/30/2006           4.25             4.511            4.527            4.703
01/31/2006           4.50             4.520            4.517            4.678
02/01/2006           4.50             4.578            4.557            4.707
02/02/2006           4.50             4.595            4.559            4.696
02/03/2006           4.50             4.570            4.525            4.625
02/06/2006           4.50             4.612            4.545            4.623
02/07/2006           4.50             4.604            4.567            4.655
02/08/2006           4.50             4.630            4.589            4.676
02/09/2006           4.50             4.655            4.545            4.652
02/10/2006           4.50             4.681            4.586            4.553
02/13/2006           4.50             4.673            4.579            4.557
02/14/2006           4.50             4.682            4.612            4.590
02/15/2006           4.50             4.691            4.598            4.573
02/16/2006           4.50             4.691            4.585            4.566
02/17/2006           4.50             4.676            4.539            4.507
02/20/2006           4.50             4.676            4.539            4.507
02/21/2006           4.50             4.702            4.567            4.532
02/22/2006           4.50             4.668            4.523            4.481
02/23/2006           4.50             4.720            4.557            4.502
02/24/2006           4.50             4.720            4.575            4.527
02/27/2006           4.50             4.728            4.592            4.551
02/28/2006           4.50             4.679            4.553            4.508
03/01/2006           4.50             4.704            4.587            4.559
03/02/2006           4.50             4.712            4.630            4.612
03/03/2006           4.50             4.746            4.682            4.660
03/06/2006           4.50             4.771            4.752            4.736
03/07/2006           4.50             4.754            4.724            4.710
03/08/2006           4.50             4.721            4.728            4.716
03/09/2006           4.50             4.712            4.726            4.718
03/10/2006           4.50             4.738            4.759            4.749
03/13/2006           4.50             4.721            4.769            4.761
03/14/2006           4.50             4.637            4.694            4.700
03/15/2006           4.50             4.679            4.729            4.751
03/16/2006           4.50             4.620            4.642            4.693
03/17/2006           4.50             4.636            4.672            4.718
03/20/2006           4.50             4.653            4.658            4.700
03/21/2006           4.50             4.739            4.719            4.746
03/22/2006           4.50             4.739            4.701            4.723
03/23/2006           4.50             4.773            4.735            4.755
03/24/2006           4.50             4.713            4.671            4.690
03/27/2006           4.50             4.739            4.705            4.728
03/28/2006           4.75             4.795            4.782            4.797
03/29/2006           4.75             4.803            4.806            4.841
03/30/2006           4.75             4.836            4.857            4.897
03/31/2006           4.75             4.820            4.849            4.891
04/03/2006           4.75             4.846            4.864            4.895
04/04/2006           4.75             4.821            4.866            4.910
04/05/2006           4.75             4.804            4.845            4.903
04/06/2006           4.75             4.838            4.901            4.974
04/07/2006           4.75             4.897            4.979            5.056
04/10/2006           4.75             4.881            4.955            5.026
04/11/2006           4.75             4.864            4.922            4.997
04/12/2006           4.75             4.907            4.980            5.059
04/13/2006           4.75             4.951            5.047            5.114
04/14/2006           4.75             4.951            5.047            5.114
04/17/2006           4.75             4.900            5.005            5.081
04/18/2006           4.75             4.832            4.984            5.077
04/19/2006           4.75             4.849            5.024            5.121
04/20/2006           4.75             4.884            5.041            5.139
04/21/2006           4.75             4.902            5.010            5.094
04/24/2006           4.75             4.876            4.979            5.059
04/25/2006           4.75             4.937            5.069            5.156
04/26/2006           4.75             4.989            5.107            5.184
04/27/2006           4.75             4.896            5.069            5.172
04/28/2006           4.75             4.862            5.053            5.163
05/01/2006           4.75             4.954            5.139            5.228
05/02/2006           4.75             4.912            5.110            5.209
05/03/2006           4.75             4.937            5.144            5.235
05/04/2006           4.75             4.971            5.154            5.239
05/05/2006           4.75             4.929            5.102            5.189
05/08/2006           4.75             4.954            5.113            5.183
05/09/2006           4.75             4.963            5.123            5.199
05/10/2006           5.00             4.988            5.125            5.193
05/11/2006           5.00             4.988            5.153            5.232
05/12/2006           5.00             5.005            5.196            5.312
05/15/2006           5.00             4.980            5.155            5.273
05/16/2006           5.00             4.946            5.097            5.210
05/17/2006           5.00             4.954            5.145            5.267
05/18/2006           5.00             4.912            5.063            5.167
05/19/2006           5.00             4.963            5.060            5.139
05/22/2006           5.00             4.946            5.040            5.132
05/23/2006           5.00             4.920            5.014            5.117
05/24/2006           5.00             4.937            5.038            5.134
05/25/2006           5.00             4.954            5.070            5.170
05/26/2006           5.00             4.946            5.050            5.156
05/29/2006           5.00             4.946            5.050            5.156
05/30/2006           5.00             4.971            5.078            5.185
05/31/2006           5.00             5.037            5.121            5.229
06/01/2006           5.00             5.021            5.100            5.194
06/02/2006           5.00             4.912            4.992            5.096
06/05/2006           5.00             4.979            5.020            5.107
06/06/2006           5.00             4.996            5.002            5.077
06/07/2006           5.00             5.004            5.020            5.088
06/08/2006           5.00             5.005            4.996            5.064
06/09/2006           5.00             4.996            4.973            5.021
06/12/2006           5.00             5.013            4.979            5.024
06/13/2006           5.00             5.005            4.963            5.016
06/14/2006           5.00             5.116            5.064            5.093
06/15/2006           5.00             5.133            5.096            5.137
06/16/2006           5.00             5.159            5.128            5.170
06/19/2006           5.00             5.177            5.137            5.175
06/20/2006           5.00             5.194            5.151            5.192
06/21/2006           5.00             5.195            5.155            5.193
06/22/2006           5.00             5.238            5.210            5.244
06/23/2006           5.00             5.265            5.224            5.255
06/26/2006           5.00             5.248            5.235            5.273
06/27/2006           5.00             5.240            5.202            5.233
06/28/2006           5.00             5.279            5.245            5.282
06/29/2006           5.25             5.187            5.196            5.248
06/30/2006           5.25             5.154            5.138            5.187
07/03/2006           5.25             5.171            5.151            5.201
07/04/2006           5.25             5.171            5.151            5.201
07/05/2006           5.25             5.238            5.222            5.268
07/06/2006           5.25             5.213            5.181            5.223
07/07/2006           5.25             5.170            5.128            5.175
07/10/2006           5.25             5.170            5.126            5.172
07/11/2006           5.25             5.154            5.102            5.147
07/12/2006           5.25             5.170            5.100            5.138
07/13/2006           5.25             5.111            5.065            5.114
07/14/2006           5.25             5.094            5.065            5.116
07/17/2006           5.25             5.111            5.065            5.100
07/18/2006           5.25             5.187            5.132            5.166
07/19/2006           5.25             5.102            5.051            5.100
07/20/2006           5.25             5.059            5.028            5.083
07/21/2006           5.25             5.076            5.042            5.094
07/24/2006           5.25             5.084            5.044            5.103
07/25/2006           5.25             5.119            5.065            5.123
07/26/2006           5.25             5.067            5.032            5.095
07/27/2006           5.25             5.046            5.036            5.105
07/28/2006           5.25             4.979            4.992            5.071
07/31/2006           5.25             4.954            4.981            5.066

                                   [END CHART]

SOURCE: BLOOMBERG L.P.

         The biggest risk to the bond market is inflation, which erodes the purchasing power of bonds. In terms of inflationary pressures, geopolitical events pushed crude oil prices to almost $80 a barrel, while increasing global demand for energy and other resources also helped to drive up commodity prices.

         The good news is that bond prices often rally during periods of global unrest. In July, investors sought refuge in bonds, especially as the market began to price in a pause in the Fed tightening campaign. In fact, the Fed did pause at its August 2006 meeting.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

         The Fund was well-positioned for this environment. In anticipation of higher long-term rates, we had purchased some short-term securities and floating-rate notes. Not only did these bonds avoid

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         the principal erosion caused by higher rates but, as they matured, we were able to invest at the higher yield levels. The Fund's duration (interest-rate sensitivity) increased gradually as we took advantage of higher interest rates to re-deploy cash from maturing defensive securities.

         Overall, the Fund's sector positioning and individual security selection proved beneficial. We were helped by our exposure to Treasury inflation-protected securities (TIPS) which, as their name implies, tend to outperform when inflation is a concern. We also owned REIT preferred securities, whose superior income helped boost returns. The higher income of the Fund's mortgage-backed securities helped them to outperform.

         Event risk, in this case the fear of leveraged buyouts (LBOs), was an overhang on corporate bonds. LBOs usually hurt bondholders as acquired companies take on more debt, lowering their credit quality. But corporate earnings remained strong, and our holdings in corporate bonds did relatively well.

WHAT'S YOUR OUTLOOK?

         With the Fed deciding to pause at its August meeting, one major source of pressure on bonds has abated at least temporarily. Additionally, the economy is slowing, which generally helps bond prices. Inflation is hovering above the Fed's comfort zone and that is still a potential negative, but the Fed and many economists believe that the lag effect of past Fed rate hikes will slow economic growth enough to bring inflation down to a more comfortable level.

         In our view, the Fund is well-positioned for a slower-growth environment, when investors often prefer high-quality bonds. It's important for you to keep in mind the essential role that bonds play in your portfolio. Whether bond prices (or the Fund's net asset value) are rising or falling, you continue to earn a steady income. Higher rates mean that you can purchase additional shares at more attractive prices. For the 10-year period ended July 31, 2006,

 . . . C O N T I N U E D
========================--------------------------------------------------------

         about 94% of the Fund's 6.32% annualized return has come from income, not changes in share price. Bonds also allow investors to lock in today's yields, which is especially important because many economists are predicting lower interest rates (and possible Fed easing) in 2007.

         Additionally, bonds serve to reduce the impact of stock market volatility on your portfolio. To capture all of the long-term benefits of bond market investing, we believe you must stay invested. Thank you for your investment in the Fund and for the opportunity to serve you.

8

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA INCOME FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
    out of 913 intermediate-term bond funds for the period ending July 31, 2006:

                                 OVERALL RATING
                                  *   *   *   *

           3-YEAR                    5-YEAR                   10-YEAR
          * * * *                    * * *                    * * * *
      out of 913 funds          out of 705 funds          out of 359 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and
        10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

------------------------------------------------------------------------------

                             [LOGO OF LIPPER LEADER]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 149 funds within the Lipper Corporate Debt Funds A Rated category for the overall period ending July 31, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 149, 111, AND 64 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND (Ticker Symbol: USAIX)

OBJECTIVE
--------------------------------------------------------------------------------

            Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

            Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

--------------------------------------------------------------------------------
                                      7/31/06                      7/31/05
--------------------------------------------------------------------------------
Net Assets                        $1,751.4 Million            $1,798.9 Million
Net Asset Value Per Share              $11.92                      $12.32

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD AS OF 7/31/06
--------------------------------------------------------------------------------

1 YEAR                     5 YEARS          10 YEARS         30-Day SEC Yield*
1.50%                       4.34%             6.32%               5.37%

*Calculated as prescribed by the Securities and Exchange Commission.

            THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

            NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JULY 31, 2006

--------------------------------------------------------------------------------------
                  TOTAL RETURN       =       DIVIDEND RETURN     +       PRICE CHANGE
--------------------------------------------------------------------------------------
 10 YEARS             6.32%          =            5.96%          +           0.36%
 5 YEARS              4.34%          =            5.03%          +          -0.69%
 1 YEAR               1.50%          =            4.75%          +          -3.25%

            THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING JULY 31, 2006

                  [CHART OF TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

PERIOD ENDING            TOTAL RETURN         DIVIDEND RETURN         CHANGE IN SHARE PRICE
-------------            ------------         ---------------         ---------------------
7/31/1997                   12.15%                 7.39%                       4.76%
7/31/1998                    9.72%                 7.01%                       2.71%
7/31/1999                    0.40%                 5.99%                      -5.59%
7/31/2000                    6.11%                 6.71%                      -0.60%
7/31/2001                   13.86%                 7.48%                       6.38%
7/31/2002                    3.70%                 6.05%                      -2.35%
7/31/2003                    5.98%                 5.07%                       0.91%
7/31/2004                    5.23%                 4.57%                       0.66%
7/31/2005                    5.33%                 4.68%                       0.65%
7/31/2006                    1.50%                 4.75%                      -3.25%

                                     [END CHART]

            TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                LIPPER CORPORATE DEBT
                         USAA INCOME FUND       FUNDS A RATED AVERAGE
                         ----------------       ---------------------
07/31/1997                     6.64%                    5.99%
07/31/1998                     6.52                     5.83
07/31/1999                     6.76                     5.79
07/31/2000                     6.49                     6.11
07/31/2001                     6.61                     5.78
07/31/2002                     6.07                     5.22
07/31/2003                     5.00                     4.44
07/31/2004                     4.49                     3.88
07/31/2005                     4.58                     3.87
07/31/2006                     4.86                     4.31

                            [END CHART]

            THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 7/31/97 TO 7/31/06.

            THE LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL CORPORATE A RATED DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS U.S.                            LIPPER A RATED BOND
                    AGGREGATE BOND INDEX      USAA INCOME FUND          FUNDS INDEX
07/31/1996              $10,000.00               $10,000.00            $10,000.00
08/31/1996                9,983.24                 9,974.35              9,972.24
09/30/1996               10,157.22                10,158.97             10,161.67
10/31/1996               10,382.21                10,446.38             10,410.52
11/30/1996               10,560.05                10,701.62             10,623.39
12/31/1996               10,461.86                10,581.56             10,503.68
01/31/1997               10,493.90                10,616.34             10,519.49
02/28/1997               10,520.00                10,650.87             10,556.70
03/31/1997               10,403.42                10,459.54             10,411.18
04/30/1997               10,559.16                10,582.75             10,557.85
05/31/1997               10,658.97                10,706.32             10,656.11
06/30/1997               10,785.49                10,874.48             10,800.17
07/31/1997               11,076.34                11,215.09             11,147.82
08/31/1997               10,981.86                11,098.93             11,006.50
09/30/1997               11,143.82                11,332.73             11,194.70
10/31/1997               11,305.49                11,495.73             11,338.88
11/30/1997               11,357.55                11,604.87             11,392.28
12/31/1997               11,471.90                11,751.24             11,512.99
01/31/1998               11,619.18                11,908.10             11,650.35
02/28/1998               11,610.43                11,880.47             11,630.45
03/31/1998               11,650.33                11,917.71             11,673.96
04/30/1998               11,711.14                11,974.25             11,727.63
05/31/1998               11,822.23                12,134.14             11,854.63
06/30/1998               11,922.49                12,266.55             11,959.88
07/31/1998               11,947.85                12,304.66             11,961.94
08/31/1998               12,142.30                12,467.27             12,068.58
09/30/1998               12,426.62                12,655.27             12,338.18
10/31/1998               12,360.92                12,655.22             12,182.27
11/30/1998               12,431.07                12,734.09             12,314.75
12/31/1998               12,468.45                12,779.83             12,354.60
01/31/1999               12,557.44                12,861.34             12,459.50
02/28/1999               12,338.22                12,625.78             12,183.07
03/31/1999               12,406.60                12,646.48             12,262.90
04/30/1999               12,445.90                12,687.58             12,303.17
05/31/1999               12,336.89                12,575.53             12,163.37
06/30/1999               12,297.58                12,453.04             12,104.04
07/31/1999               12,245.23                12,354.37             12,049.82
08/31/1999               12,239.00                12,324.71             12,016.74
09/30/1999               12,381.09                12,452.18             12,131.45
10/31/1999               12,426.77                12,466.37             12,149.86
11/30/1999               12,425.88                12,425.86             12,158.24
12/31/1999               12,365.96                12,287.97             12,102.94
01/31/2000               12,325.47                12,301.44             12,076.69
02/29/2000               12,474.53                12,490.00             12,204.59
03/31/2000               12,638.86                12,691.32             12,370.12
04/30/2000               12,602.67                12,649.56             12,269.22
05/31/2000               12,596.89                12,697.05             12,221.88
06/30/2000               12,858.97                12,970.08             12,494.34
07/31/2000               12,975.69                13,109.39             12,600.27
08/31/2000               13,163.76                13,294.91             12,767.66
09/30/2000               13,246.52                13,424.64             12,838.40
10/31/2000               13,334.17                13,463.36             12,892.34
11/30/2000               13,552.20                13,648.78             13,082.88
12/31/2000               13,803.60                13,927.62             13,350.78
01/31/2001               14,029.34                14,202.96             13,599.18
02/28/2001               14,151.55                14,327.58             13,721.95
03/31/2001               14,222.59                14,429.09             13,770.61
04/30/2001               14,163.56                14,376.68             13,692.64
05/31/2001               14,249.00                14,491.46             13,782.85
06/30/2001               14,302.83                14,581.88             13,838.58
07/31/2001               14,622.61                14,926.30             14,152.70
08/31/2001               14,790.06                15,078.64             14,312.31
09/30/2001               14,962.40                15,195.71             14,368.02
10/31/2001               15,275.50                15,472.57             14,677.80
11/30/2001               15,064.89                15,161.08             14,499.70
12/31/2001               14,969.22                14,983.56             14,390.69
01/31/2002               15,090.40                15,102.63             14,491.42
02/28/2002               15,236.64                15,210.40             14,599.23
03/31/2002               14,983.17                14,928.84             14,366.02
04/30/2002               15,273.72                15,158.66             14,621.02
05/31/2002               15,403.50                15,300.90             14,732.33
06/30/2002               15,536.68                15,417.78             14,795.76
07/31/2002               15,724.16                15,478.11             14,884.22
08/31/2002               15,989.65                15,826.48             15,157.05
09/30/2002               16,248.61                16,093.77             15,391.88
10/31/2002               16,174.60                15,886.64             15,237.29
11/30/2002               16,170.30                15,924.19             15,291.41
12/31/2002               16,504.31                16,277.25             15,623.97
01/31/2003               16,518.40                16,323.42             15,657.33
02/28/2003               16,746.95                16,554.36             15,885.53
03/31/2003               16,734.05                16,522.96             15,873.82
04/30/2003               16,872.13                16,648.08             16,051.37
05/31/2003               17,186.71                17,015.41             16,386.63
06/30/2003               17,152.60                17,024.89             16,349.36
07/31/2003               16,575.94                16,403.98             15,788.55
08/31/2003               16,685.99                16,528.32             15,893.38
09/30/2003               17,127.68                16,965.79             16,328.09
10/31/2003               16,967.94                16,870.68             16,196.22
11/30/2003               17,008.58                16,931.86             16,247.56
12/31/2003               17,181.67                17,075.64             16,407.89
01/31/2004               17,319.90                17,213.26             16,545.93
02/29/2004               17,507.37                17,388.55             16,703.26
03/31/2004               17,638.49                17,527.05             16,831.28
04/30/2004               17,179.59                17,043.62             16,418.29
05/31/2004               17,110.77                16,979.56             16,334.45
06/30/2004               17,207.48                17,070.86             16,418.09
07/31/2004               17,378.04                17,262.31             16,574.99
08/31/2004               17,709.53                17,565.79             16,886.54
09/30/2004               17,757.58                17,632.10             16,941.09
10/31/2004               17,906.49                17,781.44             17,079.32
11/30/2004               17,763.66                17,675.71             16,975.87
12/31/2004               17,927.11                17,847.75             17,148.11
01/31/2005               18,039.68                17,968.66             17,266.57
02/28/2005               17,933.19                17,892.06             17,198.18
03/31/2005               17,841.08                17,827.19             17,094.13
04/30/2005               18,082.54                18,075.76             17,321.22
05/31/2005               18,278.18                18,249.65             17,520.06
06/30/2005               18,377.85                18,334.66             17,621.55
07/31/2005               18,210.54                18,183.16             17,461.25
08/31/2005               18,443.99                18,441.88             17,696.89
09/30/2005               18,254.00                18,275.80             17,486.90
10/31/2005               18,109.54                18,142.03             17,325.26
11/30/2005               18,189.63                18,210.37             17,412.92
12/31/2005               18,362.57                18,376.81             17,581.80
01/31/2006               18,363.61                18,369.28             17,572.16
02/28/2006               18,424.57                18,435.97             17,637.19
03/31/2006               18,243.77                18,268.99             17,437.29
04/30/2006               18,210.69                18,186.95             17,367.33
05/31/2006               18,191.26                18,186.75             17,359.39
06/30/2006               18,229.83                18,224.07             17,371.44
07/31/2006               18,476.33                18,455.60             17,601.03

                                   [END CHART]

                   DATA FROM 7/31/96 THROUGH 7/31/06.

            PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

         o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                    PORTFOLIO RATINGS MIX
                         7/31/2006

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                      48%
A                                                        22%
BBB                                                      18%
AA                                                       10%
Below Investment-Grade                                    1%
Securities With Short-Term Investment-Grade Ratings       1%

                         [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc.
         If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING EQUITY SECURITIES AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 20-34.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                               TOP 10 SECURITIES*
--------------------------------------------------------------------------------

                                             COUPON RATE %       % OF NET ASSETS
                                             -----------------------------------
U.S. Treasury Bond                               5.25%                 2.7%

U.S. Treasury Notes                              4.00%                 2.3%

U.S. Treasury Notes                              4.00%                 2.0%

U.S. Treasury Inflation-Indexed Notes            2.38%                 1.8%

Fannie Mae Mortgage-Backed Pass-Through          6.00%                 1.7%

Fannie Mae Mortgage-Backed Pass-Through          5.00%                 1.7%

Freddie Mac Mortgage-Backed Pass-Through         5.50%                 1.6%

Household Finance Corp., Notes                   6.38%                 1.5%

Fannie Mae Mortgage-Backed Pass-Through          6.00%                 1.4%

Region of Lombardy, Global Notes                 5.80%                 1.4%

*EXCLUDING MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                 PORTFOLIO MIX*
                          7/31/2006

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                    33.3%
Agency Debentures and Other U.S. Government Agencies     21.0%
Eurodollar and Yankee Obligations                        12.0%
Preferred Securities                                      9.4%
U.S. Treasury Bonds & Notes                               7.8%
Commercial Mortgage Securities                            6.0%
Asset-Backed Securities                                   3.8%
Municipal Bonds                                           2.4%
Money Market Instruments                                  2.0%
U.S. TIPS                                                 1.8%

                         [END CHART]

*EXCLUDING SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
 LOANED.

 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

            On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

            The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Income Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

            Re-election of the Funds' Board of Directors.

NUMBER OF SHARES VOTING
----------------------------------------------------------------------
   DIRECTORS                       FOR               VOTES WITHHELD
----------------------------------------------------------------------
Richard A. Zucker             3,210,416,576           101,025,630
Barbara B. Dreeben            3,205,552,151           105,890,055
Robert L. Mason, Ph.D.        3,210,691,692           100,750,514
Michael F. Reimherr           3,212,057,600            99,384,606
Christopher W. Claus          3,209,754,156           101,688,050

PROPOSAL 2
--------------------------------------------------------------------------------

            Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
----------------------------------------------------------------------
    FOR           AGAINST         ABSTAIN         BROKER NON-VOTE*
----------------------------------------------------------------------
105,465,835      2,021,258       1,978,016            4,046,913

            *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

18

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INCOME FUND

             The following federal tax information related to the Fund's fiscal year ended July 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

             For the fiscal year ended July 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $66,723,000 as qualifying interest income.

             For the tax year ended July 31, 2006, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Income Fund (a portfolio of USAA Mutual Funds Trust, formerly USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 13, 2006

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (33.3%)

             AIR FREIGHT & LOGISTICS (0.3%)
  $ 5,000    Caliber Systems, Inc., Notes                                    7.80%               8/01/2006     $    5,000
                                                                                                               ----------
             AUTOMOBILE MANUFACTURERS (1.4%)
   15,000    DaimlerChrysler N.A. Holding Corp.,
                Global Debentures                                            8.00                6/15/2010         16,043
   10,000    Toyota Motor Credit Corp., MTN(b)                               4.85                2/27/2015          9,449
                                                                                                               ----------
                                                                                                                   25,492
                                                                                                               ----------
             BIOTECHNOLOGY (1.1%)
   10,000    Amgen, Inc., Senior Notes                                       4.85               11/18/2014          9,415
   10,000    Genentech, Inc., Senior Notes(b)                                4.75                7/15/2015          9,285
                                                                                                               ----------
                                                                                                                   18,700
                                                                                                               ----------
             BREWERS (0.3%)
    5,000    Miller Brewing Co., Guaranteed Notes(a)                         4.25                8/15/2008          4,871
                                                                                                               ----------
             BROADCASTING & CABLE TV (1.1%)
   10,000    Comcast Cable Communications, Inc.,
                Senior Notes                                                 6.88                6/15/2009         10,337
    5,000    Cox Enterprises, Inc., Notes(a)                                 8.00                2/15/2007          5,043
    5,000    Univision Communications, Inc.,
                Senior Notes                                                 3.50               10/15/2007          4,838
                                                                                                               ----------
                                                                                                                   20,218
                                                                                                               ----------
             CASINOS & GAMING (0.3%)
    5,000    Harrahs Operating Co., Inc., Bonds                              5.63                6/01/2015          4,672
                                                                                                               ----------
             COMMUNICATIONS EQUIPMENT (0.3%)
    5,000    Cisco Systems, Inc., Notes                                      5.50                2/22/2016          4,871
                                                                                                               ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
             John Deere Capital Corp.,
    5,000      MTN, Series 2005D                                             5.43(c)             6/10/2008          5,010
   10,000      Global Debentures                                             5.10                1/15/2013          9,696
                                                                                                               ----------
                                                                                                                   14,706
                                                                                                               ----------
             CONSUMER FINANCE (3.3%)
    5,000    American Express Credit Corp., Notes                            5.51(c)             9/19/2006          5,001
   10,000    American Honda Finance Corp., MTN(a)                            5.26(c)             5/11/2007         10,013

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
  $25,200    Household Finance Corp., Notes(d)                               6.38%              10/05/2011     $   26,020
             SLM Corp.,
    7,000       MTN, CPI Floating Rate Notes                                 4.92(c)             6/01/2009          6,757
   10,000       Notes(b)                                                     5.38                1/15/2013          9,795
                                                                                                               ----------
                                                                                                                   57,586
                                                                                                               ----------
             ELECTRIC UTILITIES (3.7%)
    2,065    FPL Energy American Wind,
                Senior Secured Bond(a)                                       6.64                6/20/2023          2,090
    7,158    FPL Group Capital, Inc., Debentures                             7.63                9/15/2006          7,175
    5,000    Gulf Power Co., Senior Notes, Series K                          4.90               10/01/2014          4,747
   10,000    Northern States Power Co., First
                Mortgage Bond, Series B                                      8.00                8/28/2012         11,186
   10,000    Oncor Electric Delivery Co.,
                Senior Secured Notes                                         6.38                5/01/2012         10,191
    5,000    Power Contract Financing, Senior Notes(a)                       6.26                2/01/2010          5,022
    5,000    PPL Capital Funding, Inc., Guaranteed
                Notes, Series A                                              4.33                3/01/2009          4,826
   10,000    Tristate General & Transport
                Association, Bonds(a)                                        6.04                1/31/2018          9,921
   10,000    West Penn Power Co., Notes                                      6.63                4/15/2012         10,345
                                                                                                               ----------
                                                                                                                   65,503
                                                                                                               ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.5%)
   10,000    Waste Management, Inc., Senior Notes                            7.38                8/01/2010         10,615
   15,500    WMX Technologies, Inc., Notes                                   7.00               10/15/2006         15,540
                                                                                                               ----------
                                                                                                                   26,155
                                                                                                               ----------
             FOOD RETAIL (0.3%)
    5,000    Kroger Co., Notes                                               5.50                2/01/2013          4,850
                                                                                                               ----------
             GAS UTILITIES (2.4%)
    8,000    AGL Capital Corp., Guaranteed Notes                             6.38                7/15/2016          8,113
    5,000    Enbridge Energy Partners, LP, Senior Notes                      5.35               12/15/2014          4,743
   10,000    Energy Transfer Partners, LP, Senior Notes                      5.95                2/01/2015          9,795
    8,000    Gulfstream Natural Gas Systems
                LLC, Senior Notes(a)                                         5.56               11/01/2015          7,788
    5,000    Southern Star Central Gas, Notes(a)                             6.00                6/01/2016          4,956
    6,000    Valero Logistics Operations, LP, Senior Notes                   6.05                3/15/2013          5,991
                                                                                                               ----------
                                                                                                                   41,386
                                                                                                               ----------
             HEALTH CARE FACILITIES (0.3%)
    5,000    HCA, Inc., Notes                                                5.25               11/06/2008          4,912
                                                                                                               ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD APPLIANCES (0.3%)
  $ 5,000    Stanley Works Capital Trust I, Bonds                            5.90%              12/01/2045     $    4,708
                                                                                                               ----------
             HOUSEHOLD PRODUCTS (1.4%)
   17,000    Clorox Co., Notes(d)                                            6.13                2/01/2011         17,360
    8,000    SC Johnson & Son, Inc., Senior Notes(a)                         5.00               12/15/2012          7,674
                                                                                                               ----------
                                                                                                                   25,034
                                                                                                               ----------
             INTEGRATED OIL & GAS (1.3%)
   21,000    Phillips Petroleum Co., Notes(d)                                8.75                5/25/2010         23,339
                                                                                                               ----------
             LIFE & HEALTH INSURANCE (0.3%)
    5,000    Great-West Life & Annuity Insurance
                Co., Bonds(a)                                                7.15                5/16/2046          4,988
                                                                                                               ----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500    Thermo Electron Corp., Notes                                    5.00                6/01/2015          2,283
                                                                                                               ----------
             MANAGED HEALTH CARE (0.3%)
    5,000    Highmark, Inc., Senior Notes(a)                                 6.80                8/15/2013          5,189
                                                                                                               ----------
             MULTI-LINE INSURANCE (0.3%)
    5,000    AIG Sunamerica Global Financing,
                Senior Notes(a)                                              6.30                5/10/2011          5,159
                                                                                                               ----------
             MULTI-UTILITIES (0.8%)
    5,000    Sempra Energy ESOP, Series 1999(a)                              4.21               11/01/2014(e)       4,937
    5,000    South Carolina Electric & Gas Co.,
                First Mortgage Bond                                          5.30                5/15/2033          4,502
    4,000    Wisconsin Public Service Corp.,
              Senior Secured Notes                                           4.88               12/01/2012          3,859
                                                                                                               ----------
                                                                                                                   13,298
                                                                                                               ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000    Kerr-McGee Corp., Notes                                         5.88                9/15/2006          5,024
                                                                                                               ----------
             OIL & GAS REFINING & MARKETING (0.5%)
    8,000    Magellan Midstream Partners, LP, Notes                          6.45                6/01/2014          8,180
                                                                                                               ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    5,000    Kinder Morgan Finance Co., ULC, Notes(b)                        5.35                1/05/2011          4,678
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
  $ 8,000    Associates Corp. of North America,
                Global Senior Notes                                          6.25%              11/01/2008     $    8,134
   10,000    Bank One Corp., Subordinated Notes                              7.88                8/01/2010         10,832
    5,000    Citigroup, Inc., Global Notes                                   4.13                2/22/2010          4,793
   10,000    MBNA American Bank, MTN                                         6.75                3/15/2008         10,203
    5,000    ZFS Finance USA Trust II, Bonds(a),(b)                          6.45(c)            12/15/2065          4,706
                                                                                                               ----------
                                                                                                                   38,668
                                                                                                               ----------
             PACKAGED FOODS & MEAT (1.2%)
   15,000    Kellogg Co., Notes, Series B(d)                                 6.60                4/01/2011         15,616
    5,000    Wm Wrigley Junior Co., Notes                                    4.30                7/15/2010          4,800
                                                                                                               ----------
                                                                                                                   20,416
                                                                                                               ----------
             PROPERTY & CASUALTY INSURANCE (1.7%)
   15,000    Berkshire Hathaway Finance Corp.,
                Senior Notes(b)                                              4.85                1/15/2015         14,173
   10,000    Chubb Corp., Senior Notes                                       5.20                4/01/2013          9,728
    5,000    Ohio Casualty Corp., Notes                                      7.30                6/15/2014          5,183
                                                                                                               ----------
                                                                                                                   29,084
                                                                                                               ----------
             RAILROADS (0.9%)
    2,058    CSX Transportation Inc., Notes                                  9.75                6/15/2020          2,705
    2,842    Norfolk Southern Railway Co., Debentures                        9.75                6/15/2020          3,767
   10,000    TTX Co., Notes(a)                                               5.40                2/15/2016          9,607
                                                                                                               ----------
                                                                                                                   16,079
                                                                                                               ----------
             REGIONAL BANKS (1.3%)
   10,000    Fifth Third Bank, Subordinated Notes                            4.75                2/01/2015          9,278
    8,000    Hudson United Bank, Subordinated Notes                          7.00                5/15/2012          8,488
    5,000    PNC Financial Services, Trust Preferred
                Securities, Series C                                         8.88                3/15/2027          5,307
                                                                                                               ----------
                                                                                                                   23,073
                                                                                                               ----------
             REITs - RETAIL (1.4%)
    9,000    Chelsea Property Group, Notes                                   6.00                1/15/2013          9,088
   15,000    Pan Pacific Retail Properties, Inc., Notes                      7.95                4/15/2011         16,281
                                                                                                               ----------
                                                                                                                   25,369
                                                                                                               ----------
             THRIFTS & MORTGAGE FINANCE (0.7%)
   12,000    Washington Mutual, Inc., Subordinated Notes                     8.25                4/01/2010         12,943
                                                                                                               ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    7,397    Alltel Corp., Notes                                             4.66                5/17/2007          7,370
    5,000    Sprint Capital Corp., Guaranteed Global Notes                   6.00                1/15/2007          5,010

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
  $ 3,500    US Unwired, Inc., Secured Notes                                10.00%               6/15/2012     $    3,867
                                                                                                               ----------
                                                                                                                   16,247
                                                                                                               ----------
             Total Corporate Obligations (cost: $577,261)                                                         582,681
                                                                                                               ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (12.0%)(f)

             BUILDING PRODUCTS (0.5%)
   10,000    CRH America, Inc., Notes                                        5.30               10/15/2013          9,567
                                                                                                               ----------
             CONSTRUCTION MATERIALS (0.3%)
    5,000    Lafarge S.A., Notes                                             6.50                7/15/2016          5,031
                                                                                                               ----------
             DIVERSIFIED BANKS (3.8%)
   10,000    ABN AMRO Bank N.V., Senior Notes                                5.22(c)             5/11/2007         10,008
    6,000    Banco Santander, Subordinated Notes(a)                          5.38               12/09/2014          5,776
    5,000    Canadian Imperial Bank Corp., Pass-Through
                Certificates, Series 2002, Class A-1(a)                      7.26                4/10/2032          5,460
   20,000    Landesbank Baden-Wuerttemberg,
                MTN, Subordinated Notes                                      6.35                4/01/2012         21,245
   15,000    Nordea Bank AB, Subordinated Notes(a)                           5.25               11/30/2012         14,641
   10,000    Royal Bank of Scotland, Senior Notes(a)                         5.22(c)            11/24/2006         10,003
                                                                                                               ----------
                                                                                                                   67,133
                                                                                                               ----------
             DIVERSIFIED METALS & MINING (0.3%)
    5,000    Glencore Funding, LLC, Notes(a)                                 6.00                4/15/2014          4,658
                                                                                                               ----------

             FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
   10,000    Agrium, Inc., Debentures                                        8.25                2/15/2011         10,920
    8,000    Yara International ASA, Notes(a)                                5.25               12/15/2014          7,527
                                                                                                               ----------
                                                                                                                   18,447
                                                                                                               ----------
             FOOD RETAIL (0.6%)
   10,000    Woolworths Ltd., Notes(a)                                       5.55               11/15/2015          9,742
                                                                                                               ----------
             FOREIGN GOVERNMENT (2.8%)
   15,000    Province of Quebec, Global Debentures(b)                        7.00                1/30/2007         15,105
   25,000    Region of Lombardy, Global Notes(d)                             5.80               10/25/2032         24,499
   10,000    Republic of Poland, Global Unsubordinated
                Notes                                                        5.25                1/15/2014          9,812
                                                                                                               ----------
                                                                                                                   49,416
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
             OIL & GAS DRILLING (0.4%)
  $ 6,882    Delek & Avner-Yam Tethys Ltd.,
                Secured Notes(a)                                             6.25%(c)            8/01/2013     $    6,883
                                                                                                               ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   10,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II,
                Bonds, Series A(a)                                           5.30                9/30/2020          9,463
                                                                                                               ----------
             OIL & GAS REFINING & MARKETING (0.3%)
    5,000    GS Caltex Corp., Notes(a),(b)                                   5.50               10/15/2015          4,788
                                                                                                               ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
    5,000    AXIS Capital Holdings Ltd., Senior Notes                        5.75               12/01/2014          4,772
                                                                                                               ----------
             REGIONAL BANKS (0.3%)
    5,000    Kaupthing Bank hf, Notes(a)                                     7.13                5/19/2016          5,063
                                                                                                               ----------
             REINSURANCE (0.3%)
    6,000    Stingray, Pass-Through Trust,
                Pass-Through Certificates(a),(g)                             5.90                1/12/2015          5,400
                                                                                                               ----------
             REITS - RETAIL (0.5%)
   10,000    Westfield Capital Corp., Senior Notes(a)                        5.13               11/15/2014          9,488
                                                                                                               ----------
             Total Eurodollar and Yankee Obligations
                (cost: $212,647)                                                                                  209,851
                                                                                                               ----------

             ASSET-BACKED SECURITIES (3.8%)

             AIRLINES (0.5%)
    3,970    America West Airlines, Inc., Pass-Through
                Certificates, Series 1996-1, Class A, EETC                   6.85                7/02/2009          3,952
    4,000    Southwest Airlines Co., Pass-Through
                Certificates, Series 2001-1, Class A-2, EETC                 5.50               11/01/2006          4,003
                                                                                                               ----------
                                                                                                                    7,955
                                                                                                               ----------
             ASSET-BACKED FINANCING (3.3%)
   17,000    Chase Credit Card Owner Trust,
                Series 2002-5, Class A                                       5.47(c)            10/15/2009         17,025
   20,000    Citibank Credit Card Issuance Trust,
                Notes, Series 2003-A4, Class A-4                             5.48(c)             3/20/2009         20,020

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
  $   923    Oncor Electric Delivery Transition Bond Co.,
                Bonds, Series 2003-1, Class A1                               2.26%               2/15/2009     $      917
   10,000    Permanent Financing plc, Notes,
                Series 4, Class 2A                                           5.37(c)             3/10/2009         10,005
   10,000    Rental Car Finance Corp.,
                Series 2004-1A, Class A (INS)(a)                             5.59(c)             6/25/2009         10,019
       81    SLMA Student Loan Trust,
                Series 2004-8, Class A2                                      5.51(c)             7/25/2013             81
                                                                                                               ----------
                                                                                                                   58,067
                                                                                                               ----------
             Total Asset-Backed Securities (cost: $65,987)                                                         66,022
                                                                                                               ----------
             COMMERCIAL MORTGAGE SECURITIES (6.0%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (5.7%)
    9,855    Banc of America Commercial Mortgage Inc.,
                Series 2001 PB1, Class A2                                    5.79                5/11/2035          9,957
             Bear Stearns Commercial Mortgage
                Securities, Inc.,
    5,008       Series 1998-C1, Class F(a)                                   6.00                6/16/2030          5,009
   11,545       Series 2006- PW11, Class AAB                                 5.46                3/11/2039         11,484
    4,000    Chase Commercial Mortgage Securities Corp.,
                First Mortgage Pass-Through Certificates,
                Series 1998-1, Class D                                       6.56                5/18/2030          4,061
   10,000    Credit Suisse First Boston Mortgage
                Securities Corp., Series 2001-CK1, Class A3                  6.38               12/18/2035         10,306
   10,000    First Union National Bank Commercial Mortgage
                Trust, Series 1999-C4, Class A2                              7.39               12/15/2031         10,522
    3,532    GE Commercial Mortgage Corp.,
                Series 2003-C2, Class A1                                     2.78                7/10/2037          3,434
             J.P. Morgan Chase Commercial Mortgage
                Securities Corp.,
      920       Series 2004-CBX, Class A1                                    3.18                1/12/2037            915
   10,000       Series 2006-LDP6, Class A-SB                                 5.49                4/15/2043          9,891
    7,000    Merrill Lynch Mortgage Trust, Commercial
                Mortgage Pass-Through Certificates,
                Series 2002-MW1, Class A-4                                   5.62                7/12/2034          7,021
    7,000    Morgan Stanley Dean Witter Capital I, Inc.,
                Series 2006-T23, Class AAB(g),(h)                            5.97                8/12/2041          7,047
    5,222    Salomon Brothers Mortgage Securities VII, Inc.,
                Series 2000-C3, Class A1(a)                                  6.34               12/18/2033          5,250

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                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
             Wachovia Bank Commercial Mortgage Trust,
  $ 5,000       Series 2005-C18, Class A2                                    4.66%               4/15/2042     $    4,858
   10,500       Series 2005-C18, Class APB                                   4.81                4/15/2042         10,071
                                                                                                               ----------
                                                                                                                   99,826
                                                                                                               ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)(i)
   27,750    Bear Stearns Commercial Mortgage
                Securities, Inc., Series 2004-ESA, Class X1
                (acquired 6/17/2004; cost $1,614)(a),(j)                     1.83                5/14/2016          1,395
   41,091    Greenwich Capital Commercial Funding Corp.,
                Series 2002-C1, Class XP
                (acquired 8/13/2003; cost $4,217)(a),(j)                     1.93                1/11/2035          2,717
   36,115    Wachovia Bank Commercial Mortgage Trust,
                Series 2003-C4 (acquired 8/06/2003;
                cost: $1,826)(a),(j)                                         0.97                4/15/2035          1,202
                                                                                                               ----------
                                                                                                                    5,314
                                                                                                               ----------
             Total Commercial Mortgage Securities (cost: $104,855)                                                105,140
                                                                                                               ----------

             U.S. GOVERNMENT AGENCY ISSUES (21.0%)(k)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (19.4%)
             Fannie Mae(+),
   31,101       Pool 254766                                                  5.00                6/01/2033         29,589
   23,396       Pool 829284                                                  5.50                9/01/2035         22,744
   11,520       Pool 840966                                                  5.50               10/01/2035         11,199
   19,518       Pool 852513                                                  5.50                1/01/2036         18,974
   29,889       Pool 884031                                                  6.00                5/01/2036         29,715
   24,591       Pool 885273                                                  6.00                6/01/2036         24,448
    3,246       Pool 190312                                                  6.50                4/01/2031          3,300
       53       Pool 594787                                                  6.50                7/01/2031             54
    5,384       Pool 254239                                                  6.50                3/01/2032          5,471
      154       Pool 050653                                                  7.00               10/01/2022            158
      106       Pool 050724                                                  7.00                3/01/2023            109
      581       Pool 197673                                                  7.00                4/01/2023            597
             Freddie Mac(+),
    7,445       Pool B19376                                                  5.00                6/01/2020          7,229
   23,790       Pool G18095                                                  5.00                1/01/2021         23,102
   22,304       Pool G18083                                                  5.50               11/01/2020         22,069
    9,268       Pool J00766                                                  5.50               12/01/2020          9,171
   11,774       Pool A42616                                                  5.50               12/01/2035         11,449
   29,393       Pool A44446                                                  5.50                4/01/2036         28,565

28

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                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
  $17,326       Pool 604568                                                  5.00%               8/15/2033     $   16,566
    1,548       Pool 465553                                                  6.00                8/15/2028          1,554
    1,217       Pool 457821                                                  6.00                9/15/2028          1,222
    1,912       Pool 486544                                                  6.00                9/15/2028          1,919
   12,657       Pool 780860                                                  6.00                9/15/2028         12,705
    3,575       Pool 486629                                                  6.00               10/15/2028          3,588
    1,462       Pool 464490                                                  6.00                1/15/2029          1,467
      315       Pool 486877                                                  6.00                1/15/2029            316
    1,430       Pool 495891                                                  6.00                1/15/2029          1,434
    2,403       Pool 603869                                                  6.00                1/15/2033          2,408
       54       Pool 346619                                                  6.50                6/15/2023             55
      785       Pool 344923                                                  6.50                7/15/2023            801
      114       Pool 352137                                                  6.50                7/15/2023            116
      429       Pool 370820                                                  6.50                9/15/2023            438
      519       Pool 347695                                                  6.50               10/15/2023            529
      836       Pool 354665                                                  6.50               10/15/2023            853
       89       Pool 365963                                                  6.50               10/15/2023             91
      874       Pool 337538                                                  6.50               12/15/2023            891
    1,821       Pool 345138                                                  6.50               12/15/2023          1,857
      375       Pool 366685                                                  6.50                1/15/2024            383
      671       Pool 374670                                                  6.50                2/15/2024            685
      353       Pool 422656                                                  6.50                4/15/2026            361
    2,070       Pool 780793                                                  6.50                5/15/2028          2,115
    4,339       Pool 564926                                                  6.50               10/15/2031          4,426
      297       Pool 320067                                                  7.00                5/15/2023            306
      190       Pool 352190                                                  7.00                5/15/2023            196
      210       Pool 354578                                                  7.00                5/15/2023            217
      286       Pool 354907                                                  7.00                5/15/2023            295
      413       Pool 357171                                                  7.00                6/15/2023            426
      313       Pool 357179                                                  7.00                6/15/2023            323
      167       Pool 359752                                                  7.00                6/15/2023            173
      141       Pool 337344                                                  7.00                8/15/2023            145
    1,164       Pool 348925                                                  7.00                8/15/2023          1,202
      253       Pool 352111                                                  7.00                8/15/2023            261
    1,013       Pool 364585                                                  7.00                8/15/2023          1,045
      395       Pool 358732                                                  7.00                9/15/2023            408
      199       Pool 417226                                                  7.00                1/15/2026            205
      135       Pool 417291                                                  7.00                3/15/2026            139
       54       Pool 417333                                                  7.00                3/15/2026             56
    1,371       Pool 780651                                                  7.00               10/15/2027          1,417

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                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
  $ 1,107       Pool 493950                                                  7.00%               6/15/2029     $    1,143
      598       Pool 504209                                                  7.00                6/15/2029            617
      993       Pool 473009                                                  7.00                7/15/2029          1,025
      976       Pool 564758                                                  7.00                8/15/2031          1,008
      734       Pool 563613                                                  7.00                7/15/2032            757
    1,067       Pool 352143                                                  7.50                7/15/2023          1,112
    1,284       Pool 345637                                                  7.50                6/15/2026          1,339
      422       Pool 422926                                                  7.50                6/15/2026            441
    1,197       Pool 345761                                                  7.50                7/15/2026          1,249
      713       Pool 447582                                                  7.50                5/15/2027            744
      964       Pool 780716                                                  7.50                2/15/2028          1,006
      828       Pool 780990                                                  7.50               12/15/2028            864
      669       Pool 510300                                                  7.50                8/15/2029            697
             Government National Mortgage Assn. II,
    5,473       Pool 003375                                                  5.50                4/20/2033          5,348
    5,855       Pool 003273                                                  6.00                8/20/2032          5,858
    3,879       Pool 003285                                                  6.00                9/20/2032          3,880
    1,718       Pool 781494                                                  6.50                8/20/2031          1,750
                                                                                                               ----------
                                                                                                                  340,375
                                                                                                               ----------
             DEBENTURES (0.6%)
   10,000    Fannie Mae, CPI Floating Rate Notes(+)                          4.69(c)             2/17/2009          9,735
                                                                                                               ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.0%)
    3,333    Perforadora Centrale S.A. de C.V. "A",
                Guaranteed Bond, Series A, Title XI                          5.24               12/15/2018          3,309
    5,000    Rowan Companies, Inc., Guaranteed
                Bond, Title XI                                               2.80               10/20/2013          4,568
   10,000    Totem Ocean Trailer Express, Inc.,
                Series 2002-1, Title XI                                      6.37                4/15/2028         10,578
                                                                                                               ----------
                                                                                                                   18,455
                                                                                                               ----------
             Total U.S. Government Agency Issues (cost: $372,182)                                                 368,565
                                                                                                               ----------

             U.S. TREASURY SECURITIES (9.6%)

             BONDS (2.7%)
   45,771    5.25%, 11/15/2028(b)                                                                                  46,354
                                                                                                               ----------
             INFLATION-INDEXED NOTES (1.8%)(l)
   32,218    2.38%, 1/15/2025(b)                                                                                   31,970
                                                                                                               ----------

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                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
             NOTES (5.1%)
  $38,000    4.00%, 2/15/2014(b)                                                                               $   35,750
   43,000    4.00%, 2/15/2015(b)                                                                                   40,155
   15,000    4.25%, 8/15/2015(b)                                                                                   14,219
                                                                                                               ----------
                                                                                                                   90,124
                                                                                                               ----------
             Total U.S. Treasury Securities (cost: $172,903)                                                      168,448
                                                                                                               ----------
             MUNICIPAL BONDS (2.4%)
             APPROPRIATED DEBT (0.2%)
    3,500    New Jersey Economic Development Auth. RB,
                Series 2005B                                                 5.18%              11/01/2015          3,432
                                                                                                               ----------
             CASINOS & GAMING (0.3%)
    5,000    Mashantucket (Western) Pequot Tribe, CT,
                Bonds(a)                                                     5.91                9/01/2021          4,745
                                                                                                               ----------
             ELECTRIC/GAS UTILITIES (0.1%)
    2,795    North Carolina Eastern Municipal Power
                Agency RB, Series G                                          5.55                1/01/2013          2,674
                                                                                                               ----------
             ESCROWED BONDS (0.1%)
    1,000    New Jersey Turnpike Auth. RB,
                Series 2003B (INS) (PRE)                                     4.25                1/01/2016            929
                                                                                                               ----------
             GENERAL OBLIGATION (0.1%)
    2,200    Marin County, CA, Taxable Pension GO (INS)                      4.89                8/01/2016          2,087
                                                                                                               ----------
             OIL & GAS REFINING & MARKETING (0.5%)
    9,000    Harris County, TX, IDRB, Series 2002                            5.68              3/01/2023(e)         8,888
                                                                                                               ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000    New York Housing Finance Agency RB,
                Series 2006B                                                 5.18                9/15/2010          1,982
                                                                                                               ----------
             TOLL ROADS (1.0%)
   19,000    New Jersey Turnpike Auth. RB, Series 2003B,
                Series B (INS)                                               4.25                1/01/2016         17,535
                                                                                                               ----------
             Total Municipal Bonds (cost: $44,495)                                                                 42,272
                                                                                                               ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL
   AMOUNT
  $(000)/                                                                                                          MARKET
   NUMBER                                                                                                           VALUE
OF SHARES    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (9.4%)

             AGRICULTURAL PRODUCTS (0.3%)
   50,000    Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(a)                                  $    4,827
                                                                                                               ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000    Ace Ltd., depositary shares, Series C, 7.80%, cumulative redeemable                                    5,294
                                                                                                               ----------
             REGIONAL BANKS (0.3%)
   $5,000    Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual                                       5,272
                                                                                                               ----------
             REINSURANCE (0.3%)
   $5,000    Swiss Re Capital I L.P., 6.85%, perpetual(a)                                                           5,017
                                                                                                               ----------
             REITs - INDUSTRIAL (1.3%)
  120,000    AMB Property Corp., Series O, 7.00%, cumulative redeemable                                             3,006
  344,500    Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable                                          19,313
                                                                                                               ----------
                                                                                                                   22,319
                                                                                                               ----------
             REITs - OFFICE (1.5%)
  400,000    Duke Realty Corp., Series M, 6.95%, cumulative redeemable                                              9,860
  446,000    Equity Office Properties Trust, depositary shares,
                Series G, 7.75%, cumulative redeemable(b)                                                          11,666
  200,000    HRPT Properties Trust, Series C, 7.125%, cumulative redeemable                                         4,892
                                                                                                               ----------
                                                                                                                   26,418
                                                                                                               ----------
             REITs - RESIDENTIAL (2.4%)
  203,000    BRE Properties, Inc., Series C, 6.75%, cumulative redeemable                                           4,814
  587,000    Equity Residential Properties Trust, depositary shares,
                Series C, 9.125%, cumulative redeemable                                                            14,836
  142,500    Equity Residential Properties Trust, depositary shares,
                Series K, 8.29%, cumulative redeemable                                                              7,958
  250,000    Post Properties, Inc., Series A, 8.50%, cumulative redeemable                                         15,094
                                                                                                               ----------
                                                                                                                   42,702
                                                                                                               ----------
             REITs - RETAIL (2.5%)
  200,000    Developers Diversified Realty Corp., Series I, 7.50%,
                cumulative redeemable                                                                               5,156
  415,000    Kimco Realty Corp., depositary shares, Series F, 6.65%,
                cumulative redeemable                                                                              10,232

32

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

                                                                                                                   MARKET
   NUMBER                                                                                                           VALUE
OF SHARES    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------
  200,000    New Plan Excel Realty Trust, Inc., depositary shares,
                Series E, 7.625%, cumulative redeemable                                                        $    5,102
  400,000    Realty Income Corp., "D", 7.375%, cumulative redeemable                                               10,313
  289,100    Regency Centers Corp., "O", 7.25%, perpetual                                                           7,408
  201,500    Weingarten Realty Investors, depositary shares,
                Series D, 6.75%, cumulative redeemable                                                              5,078
                                                                                                               ----------
                                                                                                                   43,289
                                                                                                               ----------
             REITs - SPECIALIZED (0.5%)
  400,000    Public Storage, Inc., Series Z, 6.25%, cumulative redeemable                                           9,050
                                                                                                               ----------
             Total Preferred Securities (cost: $158,554)                                                          164,188
                                                                                                               ----------

PRINCIPAL
   AMOUNT                                                                  COUPON
    (000)                                                                    RATE                 MATURITY
---------                                                                  ------                 --------
             MONEY MARKET INSTRUMENTS (2.0%)

             COMMERCIAL PAPER (0.8%)
             -----------------------
             DRUG RETAIL (0.4%)
   $7,000    CVS Corp.(a),(m)                                                5.33%               8/02/2006          6,999
                                                                                                               ----------

              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    5,778     Wheels, Inc.(a),(m)                                            5.33                8/01/2006          5,778
                                                                                                               ----------
              Total Commercial Paper                                                                               12,777
                                                                                                               ----------

              VARIABLE-RATE DEMAND NOTES (1.2%)(n)
              ------------------------------------
              HEALTH CARE FACILITIES (0.2%)
    4,465    Louisiana Public Facilities Auth., RB,
                Series 2002D (LOC - Capital One, N.A.)                       6.08                7/01/2028          4,465
                                                                                                               ----------
              HOME FURNISHINGS (0.2%)
    3,990    Caddo Parrish, LA, IDB, IDRB, Series 2004
               (LOC - Capital One, N.A.)                                     6.10                7/01/2024          3,990
                                                                                                               ----------
              MULTI-UTILITIES (0.2%)
    3,115     Sempra Energy ESOP, Series 1999A(a)                            5.93               11/01/2014          3,115
                                                                                                               ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                  COUPON                                   VALUE
    (000)    SECURITY                                                        RATE                 MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
  $ 5,380    Blood Family Realty Ltd., Notes, Series 2000
                (LOC - Sky Bank)                                             6.40%              12/01/2025     $    5,380
    1,805    Vista Funding Corp., Notes, Series 1999A
                (LOC - Sky Bank)                                             6.65                3/01/2019          1,805
    2,660    Wryneck Ltd., Notes, Series 2000
                (LOC - Sky Bank)                                             6.40                1/01/2020          2,660
                                                                                                               ----------
                                                                                                                    9,845
                                                                                                               ----------
             Total Variable-Rate Demand Notes                                                                      21,415
                                                                                                               ----------
             Total Money Market Instruments (cost: $34,192)                                                        34,192
                                                                                                               ----------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (10.5%)

             COMMERCIAL PAPER (2.0%)
             -----------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
   10,645    Mane Funding Corp.(a),(m)                                       5.21(o)             8/14/2006         10,510
   25,000    Surrey Funding Corp.(a),(m)                                     5.23(o)             8/11/2006         24,703
                                                                                                               ----------
             Total Commercial Paper                                                                                35,213
                                                                                                               ----------

             CORPORATE OBLIGATIONS (5.5%)
             ----------------------------
             INVESTMENT BANKING & BROKERAGE (1.2%)
   20,000    Links Finance, LLC, Notes(a)                                    5.33(c)            11/09/2006         20,005
                                                                                                               ----------
             LIFE & HEALTH INSURANCE (0.2%)
    4,000    John Hancock Global Funding II, Notes(a)                        5.49(c)             9/12/2006          4,001
                                                                                                               ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.7%)
   25,000    Five Finance, Inc., Notes(a)                                    5.38(c)             9/05/2006         25,001
   23,000    Toyota Credit Corp.                                             5.32(c)             9/06/2006         23,000
                                                                                                               ----------
                                                                                                                   48,001
                                                                                                               ----------
             REGIONAL BANKS (1.4%)
   25,000    Bank of America, N.A.                                           5.36(c)             6/13/2007         25,006
                                                                                                               ----------
             Total Corporate Obligations                                                                           97,013
                                                                                                               ----------

34

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2006

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                                                           VALUE
    (000)    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (3.0%)(r)
  $ 4,000    Credit Suisse First Boston, LLC, 5.27%, acquired on
                7/31/2006 and due 8/01/2006 at $4,000 (collateralized by $4,020 of Freddie Mac Notes(k),(+), 5.40%, due 10/10/2008; market
                value $4,081)                                                                                  $    4,000
   48,000    Deutsche Bank Securities, Inc., 5.27%, acquired on 7/31/2006 and due 8/01/2006 at $48,000 (collateralized by $48,369 of
                Fannie Mae Notes(k),(+), 5.50%-6.00%, due 4/28/2008-5/25/2011;
                combined market value $48,960)                                                                     48,000
                                                                                                               ----------
             Total Repurchase Agreements                                                                           52,000
                                                                                                               ----------

   NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS (0.0%)(p)
             ----------------------------
   37,149    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.22%(q)                                           37
                                                                                                               ----------
             Total Short-Term Investments Purchased With Cash Collateral From
                Securities Loaned (cost: $184,628)                                                                184,263
                                                                                                               ----------

             TOTAL INVESTMENTS (COST: $1,927,704)                                                              $1,925,622
                                                                                                               ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME FUND
JULY 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) The security or a portion thereof was out on loan as of
                     July 31, 2006.

                 (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2006.

                 (d) At July 31, 2006, portions of these securities were
                     segregated to cover delayed-delivery and when-issued purchases.

                 (e) Security has a mandatory put, which shortens its effective maturity date.

                 (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated

36

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           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JULY 31, 2006

                     instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

                 (g) Security was fair valued at July 31, 2006, by the Manager in accordance with valuation procedures approved by the Board of Directors.

                 (h) At July 31, 2006, the aggregate market value of securities purchased on a when-issued basis was $7,047,000.

                 (i) Interest-only commercial mortgage-backed securities (IO
                     CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

                 (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at July 31, 2006, was $5,314,000, which represented 0.3% of the Fund's net assets.

                 (k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government-guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing

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           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JULY 31, 2006

                     agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                 (l) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

                 (m) Commercial paper issued in reliance on the "private
                     placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (n) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 (o) Zero-coupon security. Rate represents the effective yield at the date of purchase.

                 (p) Represents less than 0.1% of net assets.

38

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           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JULY 31, 2006

                 (q) Rate represents the money market fund annualized seven-day yield at July 31, 2006.

                 (r) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

                 CPI     Consumer Price Index

                 EETC    Enhanced Equipment Trust Certificate

                 ESOP    Employee Stock Ownership Plan

                 GO      General Obligation

                 IDB     Industrial Development Board

                 IDRB    Industrial Development Revenue Bond

                 MTN     Medium-Term Note

                 PRE     Prerefunded to a date prior to maturity

                 RB      Revenue Bond

                 REIT    Real Estate Investment Trust

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
                 (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JULY 31, 2006

ASSETS
  Investments in securities, at market value (including securities
     on loan of $179,100) (identified cost of $1,927,704)                       $1,925,622
  Cash                                                                                  33
  Receivables:
     Capital shares sold                                                             1,652
     USAA Transfer Agency Company (Note 6C)                                              3
     Dividends and interest                                                         18,215
     Other                                                                              21
                                                                                ----------
        Total assets                                                             1,945,546
                                                                                ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                              184,661
     Securities purchased                                                            7,041
     Capital shares redeemed                                                         1,807
   Accrued management fees                                                             415
   Accrued transfer agent's fees                                                        31
   Other accrued expenses and payables                                                 158
                                                                                ----------
        Total liabilities                                                          194,113
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,751,433
                                                                                ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                               $1,803,554
  Accumulated undistributed net investment income                                    1,541
  Accumulated net realized loss on investments and futures transactions            (51,580)
  Net unrealized depreciation of investments                                        (2,082)
                                                                                ----------
          Net assets applicable to capital shares outstanding                   $1,751,433
                                                                                ==========
  Capital shares outstanding                                                       146,946
                                                                                ==========
  Authorized shares of $.01 par value                                              270,000
                                                                                ==========
  Net asset value, redemption price, and offering price per share               $    11.92
                                                                                ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
  Dividends                                                                       $  7,173
  Interest                                                                          88,858
  Securities lending (net)                                                             349
                                                                                  --------
     Total income                                                                   96,380
                                                                                  --------
EXPENSES
  Management fees                                                                    4,576
  Administration and servicing fees                                                  2,675
  Transfer agent's fees                                                              2,438
  Custody and accounting fees                                                          283
  Postage                                                                              302
  Shareholder reporting fees                                                            71
  Directors' fees                                                                        2
  Registration fees                                                                     86
  Professional fees                                                                     90
  Other                                                                                 37
                                                                                  --------
     Total expenses                                                                 10,560
  Expenses paid indirectly                                                             (22)
                                                                                  --------
     Net expenses                                                                   10,538
                                                                                  --------
NET INVESTMENT INCOME                                                               85,842
                                                                                  --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
  Net realized gain on:
     Investments                                                                     6,284
     Futures transactions                                                              184
  Change in net unrealized appreciation/depreciation of investments                (66,962)
                                                                                  --------
     Net realized and unrealized loss                                              (60,494)
                                                                                  --------
Increase in net assets resulting from operations                                  $ 25,348
                                                                                  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
YEARS ENDED JULY 31,

                                                                   2006             2005
                                                             ---------------------------
FROM OPERATIONS
  Net investment income                                      $   85,842       $   77,291
  Net realized gain on:
     Investments                                                  6,284           11,179
     Futures transactions                                           184                -
  Change in unrealized appreciation/depreciation
     of investments                                             (66,962)           3,387
                                                             ---------------------------
        Increase in net assets resulting from operations         25,348           91,857
                                                             ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (85,147)         (79,994)
                                                             ---------------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     278,386          246,795
  Reinvested dividends                                           71,818           66,524
  Cost of shares redeemed                                      (337,856)        (236,333)
                                                             ---------------------------
     Increase in net assets from
        capital share transactions                               12,348           76,986
                                                             ---------------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 6C)                                                3                -
                                                             ---------------------------
Net increase (decrease) in net assets                           (47,448)          88,849

NET ASSETS
  Beginning of year                                           1,798,881        1,710,032
                                                             ---------------------------
  End of year                                                $1,751,433       $1,798,881
                                                             ===========================
Accumulated undistributed net investment income:
  End of year                                                $    1,541       $       80
                                                             ===========================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    22,988           19,889
  Shares issued for dividends reinvested                          5,951            5,372
  Shares redeemed                                               (27,955)         (19,053)
                                                             ---------------------------
     Increase in shares outstanding                                 984            6,208
                                                             ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JULY 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 17 separate funds. Effective after the close of business on July 31, 2006, the USAA Income Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this annual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

                 securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Futures contracts are valued at the last quoted sales price.

              7. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006
              value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2006, net outstanding delayed-delivery commitments, including interest purchased where applicable, for the Fund were $7,041,000, of which all were when-issued.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $22,000.

           H. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended July 31, 2006, the Fund paid CAPCO facility fees of $3,000, which represents 5.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

         distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydowns and amortization resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital by $228,000, increase accumulated undistributed net investment income by $766,000, and increase accumulated net realized loss on investments by $538,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2006, and 2005, was as follows:

                                            2006           2005
                                        ---------------------------
Ordinary income*                        $85,147,000     $79,994,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                   $  1,546,000
Accumulated capital and other losses                             (51,580,000)
Unrealized depreciation of investments                            (2,082,000)

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2006, the Fund utilized capital loss carryovers of $5,930,000 to offset capital gains. At July 31, 2006, the Fund had capital loss carryovers of $51,580,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown on the next page. It is unlikely that the Company's Board of Directors will authorize a

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

         distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                   CAPITAL LOSS CARRYOVERS
             ----------------------------------
             EXPIRES                  BALANCE
             -------                -----------
              2009                  $ 6,233,000
              2011                   45,347,000
                                    -----------
                              Total $51,580,000
                                    ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2006, were $679,985,000 and $634,100,000, respectively.

         As of July 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $1,927,704,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2006, for federal income tax purposes, were $29,343,000 and $31,425,000, respectively, resulting in net unrealized depreciation of $2,082,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%,

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

         respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2006, the Fund received securities-lending income of $349,000, which is net of the 20% income retained by MetWest. As of July 31, 2006, the Fund loaned securities having a fair market value of approximately $179,100,000 and received cash collateral of $184,661,000 for the loans. Of this amount, $184,628,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $33,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------
+/- 0.20% to 0.50%                +/- 0.04%
+/- 0.51% to 1.00%                +/- 0.05%
+/- 1.01% and greater             +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper A Rated Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $4,576,000, which included a performance adjustment of $296,000 that increased the effective base management fee of 0.24% by 0.02%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

              For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,675,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2006, the Fund reimbursed the Manager $47,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,438,000. Additionally, the Fund recorded a receivable from SAS of $3,000 at July 31, 2006, for adjustments related to corrections to shareholders transactions.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.


                                                           COST TO       NET REALIZED
SELLER                                  PURCHASER         PURCHASER     LOSS TO SELLER
---------------------------------------------------------------------------------------
USAA Life Income Fund                 USAA Income Fund    $2,758,000       $(61,000)
USAA Life Diversified Assets Fund     USAA Income Fund       498,000         (8,000)

(9) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2006

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JULY 31,
                                              ---------------------------------------------------------------------
                                                    2006          2005            2004           2003          2002
                                              ---------------------------------------------------------------------
Net asset value at beginning of period        $    12.32    $    12.24      $    12.16     $    12.05    $    12.34
                                              ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                             .59           .56             .55            .60           .72
   Net realized and unrealized gain (loss)          (.41)          .08             .08            .12          (.28)
                                              ---------------------------------------------------------------------
Total from investment operations                     .18           .64             .63            .72           .44
                                              ---------------------------------------------------------------------
Less distributions:
   From net investment income                       (.58)         (.56)           (.55)          (.61)         (.73)
                                              ---------------------------------------------------------------------
Net asset value at end of period              $    11.92    $    12.32      $    12.24     $    12.16    $    12.05
                                              =====================================================================
Total return (%)*                                   1.50          5.33            5.23           5.98          3.70
Net assets at end of period (000)             $1,751,433    $1,798,881      $1,710,032     $1,757,831    $1,665,239
Ratio of expenses to average
   net assets (%)**(a)                               .59           .55             .52            .50(b)        .55(b)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(a)                           .59           .55             .52            .50           .55
Ratio of net investment income to
   average net assets (%)**                         4.81          4.38            4.36           4.79          5.89
Portfolio turnover (%)                             36.31         24.17           28.25          60.54         59.61

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended July 31, 2006, average net assets were $1,783,149,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Effective April 26, 2002, through November 30, 2003, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME FUND
JULY 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2006, through July 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME FUND
JULY 31, 2006

         information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                        BEGINNING              ENDING            DURING PERIOD*
                                      ACCOUNT VALUE         ACCOUNT VALUE       FEBRUARY 1, 2006 -
                                     FEBRUARY 1, 2006       JULY 31, 2006         JULY 31, 2006
                                     -------------------------------------------------------------
Actual                                   $1,000.00            $1,004.70                $3.08
Hypothetical
   (5% return before expenses)            1,000.00             1,021.72                 3.11

         *Expenses are equal to the Fund's annualized expense ratio of 0.62%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.47% for the six-month period of February 1, 2006, through July 31, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA INCOME FUND
JULY 31, 2006

         At a meeting of the Board of Directors held on April 19, 2006, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2006

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2006

         investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2006

         rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2005, and in the top 50% of its performance universe for the three-year period ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2006

         from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Directors also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2006

         in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of five Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              STUART WESTER*
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (97-6/06).

              Mark S. Howard
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                * STUART WESTER RETIRED EFFECTIVE AUGUST 31, 2006.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

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

                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23423-0906                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. On September 13, 2006, the Board of Directors of USAA Mutual Funds Trust approved a revised Sarbanes Code reflecting shareholders' approval of a reorganization of the USAA Funds into one legal entity, USAA Mutual Funds Trust. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR. The only change was to reflect the name change of the new legal entity after the reorganization.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. had been designated as the audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks resigned from the Board of Trustees effective May 22, 2006, and the Board has not determined that another Trustee qualifies as an audit committee financial expert. Because of the recent resignation of its audit committee financial expert, the Board is evaluating this situation and will take appropriate action.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2006 and 2005 were $356,180 and $249,300, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 7-31-2006     $ 6,059            $    0       $13,746           $ 6,218          $ 26,023
FYE 7-31-2005     $56,100            $    0       $17,249           $     0          $ 73,349
----------------------------------------------------------------------------------------------
TOTAL             $62,159            $    0       $30,995           $ 6,218          $ 99,372
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2006 and 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS for July 31, 2006 and 2005 were $138,023 and $116,349, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    SEPTEMBER 27, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 2, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 2, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.